UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5678

Smith Barney Principal Return Fund

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: August 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY PRINCIPAL RETURN

FUND

SECURITY AND GROWTH FUND

FORM N-Q

AUGUST 31, 2004

SECURITY AND GROWTH FUND
Schedule of Investments (unaudited)	August 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 52.2%
CONSUMER DISCRETIONARY - 7.9%
Hotels, Restaurants and Leisure - 2.3%
40,000	Carnival Corp.	$1,831,600

Leisure Equipment and Products - 1.9%
80,000	Hasbro, Inc.	1,482,400

Media - 3.7%
141,800	Liberty Media Corp., Series A Shares (a)	1,263,438
100,000	Time Warner Inc. (a)	1,635,000
1,200	Viacom Inc., Class B Shares	39,972

		2,938,410

	TOTAL CONSUMER DISCRETIONARY	6,252,410

ENERGY - 1.2%
Oil and Gas - 1.2%
12,200	Murphy Oil Corp.	921,222

FINANCIALS - 5.1%
Banks - 1.4%
120,000	Mitsubishi Tokyo Financial Group, Inc., Sponsored ADR (b)	1,087,200

Insurance - 3.7%
9,000	Ambac Financial Group, Inc.	679,500
70,700	CNA Surety Corp. (a)	735,280
35,000	Radian Group Inc.	1,550,500

		2,965,280

	TOTAL FINANCIALS	4,052,480

HEALTHCARE - 4.4%
Biotechnology - 1.7%
114,100	Aphton Corp. (a)	450,695
50,000	Enzo Biochem, Inc. (a)(b)	690,000
50,000	Neurobiological Technologies, Inc. (a)	189,500

		1,330,195

Healthcare Providers and Services - 1.4%
208,000	United American Healthcare Corp. (a)	1,102,400

Pharmaceuticals - 1.3%
89,700	Bentley Pharmaceuticals, Inc. (a)(b)	1,013,610

	TOTAL HEALTHCARE	3,446,205

INDUSTRIALS - 4.5%
Commercial Services and Supplies - 1.7%
100,000	ActivCard Corp. (a)	607,000
31,300	Sabre Holdings Corp., Class A Shares	719,900

		1,326,900

Construction and Engineering - 0.6%
17,100	Chicago Bridge and Iron Company N.V.	506,844

Machinery - 2.2%
15,300	Caterpillar Inc.	1,112,310
189,000	Flow International Corp. (a)	614,439

		1,726,749

	TOTAL INDUSTRIALS	3,560,493

INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 5.1%
378,800	Lucent Technologies Inc. (a)(b)	1,185,644
109,700	Motorola, Inc.	1,771,655
90,000	Nokia Oyj, Sponsored ADR	1,069,200

		4,026,499

See Notes to Schedule of Investments.

SECURITY AND GROWTH FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

SHARES	SECURITY	VALUE
Computers and Peripherals - 0.0%
9,500	Socket Communications, Inc. (a)(b)	$25,080

Electronic Equipment and Instruments - 5.5%
47,300	Agilent Technologies, Inc. (a)	969,650
85,100	Maxwell Technologies, Inc. (a)(b)	813,556
93,030	NYFIX, Inc. (a)	493,059
400,000	Solectron Corp. (a)	2,064,000

		4,340,265

Internet Software and Services - 2.5%
5,500	IAC/InterActiveCorp (a)(b)	125,455
100,000	MarketWatch.com, Inc. (a)	940,000
176,400	RealNetworks, Inc. (a)(b)	876,708

		1,942,163

IT Consulting and Services - 0.9%
31,800	SunGard Data Systems Inc. (a)	731,400

Software - 4.2%
200,000	Actuate Corp. (a)	626,000
600,000	International Microcomputer Software, Inc. (a)(b)	594,000
123,300	Micromuse Inc. (a)	489,501
44,900	Microsoft Corp.	1,225,770
100,000	Persistence Software, Inc. (a)	372,000

		3,307,271

	TOTAL INFORMATION TECHNOLOGY	14,372,678

MATERIALS - 9.3%
Chemicals - 1.8%
50,000	Engelhard Corp.	1,413,500

Metals and Mining - 5.9%
125,000	Allegheny Technologies, Inc.	2,351,250
75,400	RTI International Metals, Inc. (a)	1,122,706
27,000	United States Steel Corp.	996,570
45,000	WGI Heavy Minerals, Inc. (a)	239,216

		4,709,742

Paper and Forest Products - 1.6%
37,600	Georgia-Pacific Corp.	1,277,648

	TOTAL MATERIALS	7,400,890

UTILITIES - 1.6%
Electric Utilities - 0.1%
23,500	Calpine Corp. (a)(b)	80,370

Multi-Utilities - 1.5%
100,000	The Williams Cos., Inc.	1,189,000

	TOTAL UTILITIES	1,269,370

	TOTAL COMMON STOCK (Cost - $35,267,189)	41,275,748

FACE AMOUNT
U.S. TREASURY STRIP - 40.3%
$32,500,000	United States Treasury Strip, zero coupon due 8/15/05 (Cost - $30,335,446)	31,939,148

See Notes to Schedule of Investments.

SECURITY AND GROWTH FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT - 8.1%
$6,400,000	Goldman, Sachs and Co. dated 8/31/04, 1.570% due 9/1/04; Proceeds at maturity - $6,400,279; (Fully collateralized by U.S. Government obligations, 0.000% to 12.750% due 10/21/04 to 2/15/25; Market value - $6,528,000) (Cost - $6,400,000)	$6,400,000

	TOTAL INVESTMENTS - 100.6% (Cost - $72,002,635*)	79,614,896
	Liabilities in Excess of Other Assets - (0.6%)	(496,250)

	TOTAL NET ASSETS - 100.0%	$79,118,646

LOANED SECURITIES COLLATERAL
$5,698,945	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost - $5,698,945)	$5,698,945

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
*	Aggregate cost for Federal income tax purposes is substantially the same.

        Abbreviation used in this schedule:

        ADR - American Depositary Receipt.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Significant Accounting Policies

The Security and Growth Fund (“Fund”), a separate investment fund of the Smith Barney Principal Return Fund (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are not currently offered for sale to new investors.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Security transactions are accounted for on trade date. Securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the current quoted bid price. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; over-the-counter securities and listed securities are valued at the bid price at the close of business on each day; U.S. government securities are valued at the quoted bid price in the over-the-counter market. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. Securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities Lending. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the securities loaned, plus a margin which may vary depending on the type of securities loaned. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral. The Fund also maintains exposure for the risk of any loss in the investment securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At August 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,049,130
Gross unrealized depreciation	(3,436,869)

Net unrealized appreciation	$7,612,261

At August 31, 2004, the Fund loaned securities having a market value of $5,428,085. The Fund received cash collateral amounting to $5,698,945, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Principal Return Fund

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date October 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date October 29, 2004

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date October 29, 2004